Commitments and Contingencies (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 13, 2021 USD ($)	Mar. 13, 2021 CNY (¥)
Commitments and Contingencies [Line Items]
Property, plant and equipment with net book value | $				$ 219,404	$ 239,670
Land and factory buildings | $						$ 5,098,461
Settlement amount (in Yuan Renminbi) | ¥	¥ 3,730,000
Qingdao Tiandihui Foodstuffs Co., Ltd. [Member]
Commitments and Contingencies [Line Items]
Land and factory buildings | ¥							¥ 33,140,000
Gaochuang [Member]
Commitments and Contingencies [Line Items]
Cash deposit		$ 43,075	¥ 300,000